Other Balance Sheet Accounts (Tables)	12 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents consisted of the following:

	As of June 30,
	2019	2018
	(U.S. $ in thousands)
Cash and bank deposits	$565,030	$652,619
Amounts due from third-party credit card processors	9,904	7,049
U.S. treasury securities	6,996	18,968
Corporate debt securities	7,560	1,000
Agency securities	8,084	7,989
Commercial paper	67,327	29,118
Money market funds	593,696	693,596
Certificates of deposit and time deposits	9,844	—
Total cash and cash equivalents	$1,268,441	$1,410,339

Schedule of prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2019	2018
	(U.S. $ in thousands)
		*As Adjusted
Prepaid expenses	$23,588	$21,278
Accrued interest income on short-term investments	3,072	2,582
Other receivables	1,977	3,059
Other current assets	1,599	2,816
Total prepaid expenses and other current assets	$30,236	$29,735

Schedule of other non-current assets
Other non-current assets consisted of the following:

	As of June 30,
	2019	2018
	(U.S. $ in thousands)
		*As Adjusted
Marketable equity securities	$58,932	$—
Non-marketable equity securities	3,000	—
Security deposits	5,010	5,248
Other	9,703	8,218
	$76,645	$13,466
* As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.

Schedule of disclosure of trade and other payables
Trade and other payables consisted of the following:

	As of June 30,
	2019	2018
	(U.S. $ in thousands)
Trade payables	$24,993	$17,119
Accrued expenses	53,802	42,905
Accrued compensation and employee benefits	54,507	28,302
Sales and indirect taxes	9,158	8,076
Operating lease payable	1,613	1,420
Customer deposit	7,943	6,319
Other payables	7,471	3,751
	$159,487	$107,892

Schedule of current provisions	Current provisions consisted of the following:

	As of June 30,
	2019	2018
	(U.S. $ in thousands)
Employee benefits	$8,983	$7,215

Schedule of non-current provisions	Non-current provisions consisted of the following:

	As of June 30,
	2019	2018
	(U.S. $ in thousands)
Employee benefits	$3,323	$2,094
Dilapidation provision	2,759	2,269
	$6,082	$4,363

Schedule of other non-current liabilities	Other non-current liabilities consisted of the following:

	As of June 30,
	2019	2018
	(U.S. $ in thousands)
Deferred rent	$33,845	$11,777
Other non-current liabilities	344	451
	$34,189	$12,228